SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of share options activities

			Weighted	Weighted
		Weighted	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	shares	exercise price	fair value	years	value
		US$	US$		US$
Outstanding as of December 31, 2024	13,570,227	2.89	2.31	8.39	27,354

Granted	2,674,523	2.89	0.82	—	—
Forfeited	(4,193,612)	2.89	2.36	—	—

Outstanding as of December 31, 2025	12,051,138	2.89	2.05	7.79	—
Vested and expected to vest as of December 31, 2025	12,051,138	2.89	2.05	7.79	—
Exercisable as of December 31, 2025	12,028,990	2.89	2.05	7.79	—

Schedule of compensation expenses

	Years ended December 31,
	2025	2024	2023
	US$	US$	US$
Research and development expenses	950	16,241	—
Selling and marketing expenses	176	1,247	—
General and administrative expenses	1,148	14,442	—
	2,274	31,930	—

Schedule of assumptions of share options granted

Years ended December 31,
Grant dates:	2025	2024	2023
Risk‑free interest rate (i)	4.20%-4.53%	3.71%-4.58%	3.4%-4.79%
Expected volatility (ii)	55.58%-56.22%	54.11%-55.59%	54.06%-54.48%
Expected dividend yield (iii)	0.00%	0.00%	0.00%
Exercise multiple (iv)	2.20-2.80	2.20-2.80	2.20-2.80
Expected terms (v)	10.00 years	10.00 years	10.00 years
Fair value of underlying ordinary share (vi)	US$1.87-US$3.61	US$4.06-US$9.81	US$5.91-US$8.93
(i)The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the valuation date.
(ii)The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.
(iii)Expected dividend yield was zero as the Company does not anticipate any dividend payments in the foreseeable future.
(iv)The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees or nonemployees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employees or nonemployees exercise history, it was estimated by referencing to a widely-accepted academic research publication.
(v)Expected term was the contract life of the share options.
(vi)The estimated fair value was determined using the discounted cash flow method based on the equity allocation model before the consummation of the Merger Transaction, and open market price after the consummation of the Merger Transaction, respectively.